Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Summary of Consideration Transferred

The consideration transferred corresponds to the equity instruments issued by Codensa that were exchanged with the other shareholders of DECSA and EEC, considering the following share exchange ratio:

Number of shares prior to the merger	132,093,274
Number of new shares issued	1,668,377
Number of shares after the merger	133,761,651
Increase in ownership interest	1.247%

ThUS$
Fair value of Codensa (1)	2,801,355
Fair value of consideration transferred	34,939

(1)

The fair value of Codensa was determined through a “fairness opinion” prepared by Banco BBVA of Colombia. The fair value was adjusted for the dividends distributed from September 1 to December 31, 2014 whose payment was made in 2016.

Summary of Bargain Purchase

The business combination resulted in the recognition of a bargain purchase due to the fair value of the assets acquired and liabilities assumed exceeding the total fair value of the consideration transferred and the fair value of the pre-existing interest in the acquiree, as follows:

ThUS$
Consideration transferred	34,939
Fair value of pre-existing interest in the acquiree	28,633
Fair value of identifiable net assets acquired	(70,536)

Bargain purchase	(6,964)

Schedule of Determination of Goodwill
a)	Determination of the Goodwill
	ThR$	ThUS$
Cash consideration transferred	2,268,667	729,975
(-) Net assets acquired and liabilities assumed	(2,268,667)	(729,975)

Goodwill determinated	-	-

Summary of Cash and Cash Equivalents on Acquisition
a)	The amounts paid to obtain control of CELG are shown below:

Cash and Cash equivalents to obtain contol of CELG	ThUS$

Amounts paid for the acquisition in cash and cash equivalents	(729,975)
Amounts of cash and cash equivalents in the acquired entity	9,574
Net, Total	(720,401)

Electrica De Cundinamarca S.A And Empresa De Energa De Cundinamarca S.A [Member] | Codensa S.A [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Identifiable Assets Acquired and Identifiable Liabilities Assumed

The following table summarizes the recognized assets acquired and liabilities assumed in connection to the acquisition:

Identifiable net assets acquired	Fair Value ThUS$

Cash and cash equivalents	9,153
Trade and other receivables (1)	19,046
Accounts receivable to related parties	2,244
Inventories	2,403
Property, plant and equipment	139,679
Intangible assets other than goodwill	615
Other non-financial assets	991
Current tax assets	5,239
Deferred tax assets	26,383
Other financial liabilities	(42,547)
Trade and other payables	(19,328)
Accounts payable to related parties	(1,588)
Provisions for employee benefits	(30,703)
Other provisions (2)	(12,136)
Current tax liabilities	(4,465)
Deferred tax liabilities	(24,450)

Total	70,536

(1)	The gross amount of trade and other receivables was ThUS$19,796, of which ThUS$434 is expected to be uncollectible.
(2)	A contingent liability has been recognized at the acquisition date for expected tax and legal contingencies for a total fair value amount of ThUS$6,569.

Celg Distribuicao SA [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Identifiable Assets Acquired and Identifiable Liabilities Assumed

a)	Identifiable assets acquired and identifiable liabilities assumed

Identifiable net assets acquired	Provisional Fair Value	Provisional Fair Value
	ThR$	ThUS$
Cash and cash equivalents	29,643	9,538
Other current non-financial assets	198,054	63,727
Trade and other current receivables	973,382	313,199
Inventories	24,618	7,921
Current tax assets	2,173	699
Other non-current financial assets	89,514	28,802
Other non-current non-financial assets	698,435	224,731
Trade and other non-current receivables	204,480	65,794
Intangible assets other than goodwill	5,936,985	1,910,306
Property, plant and equipment	42,998	13,835
Deferred tax assets	-	-
Other current financial liabilities	(480,165)	(154,500)
Trade and other current payables	(1,754,071)	(564,395)
Other current provision	(33,965)	(10,929)
Other non-current financial liabilities	(562,823)	(181,096)
Other non-current payables	(1,584,665)	(509,888)
Other non-current provision	(712,465)	(229,245)
Deferred tax liabilities	(529,958)	(170,521)
Provisions for non-current employee benefits	(273,502)	(88,003)

Total	2,268,668	729,975